Total Equity - Carrying Value Of Preferred Shares Outstanding (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD	Dec. 31, 2016 USD ($)
Disclosure of classes of share capital [line items]
Other	$ 420.6		$ 144.4
Issuances	2,196.9		521.0
Series C
Disclosure of classes of share capital [line items]
Beginning balance	136.7		136.7
Other			0.0
Issuances	0.0
Ending balance	136.7	CAD 150.4	136.7
Series D
Disclosure of classes of share capital [line items]
Beginning balance	90.5		90.5
Other			0.0
Issuances	0.0
Ending balance	90.5	99.6	90.5
Series E
Disclosure of classes of share capital [line items]
Beginning balance	90.8		90.8
Other			0.0
Issuances	0.0
Ending balance	90.8	99.2	90.8
Series F
Disclosure of classes of share capital [line items]
Beginning balance	81.8		81.8
Other			0.0
Issuances	0.0
Ending balance	81.8	89.3	81.8
Series G
Disclosure of classes of share capital [line items]
Beginning balance	175.3		175.3
Other			0.0
Issuances	0.0
Ending balance	175.3	185.8	175.3
Series H
Disclosure of classes of share capital [line items]
Beginning balance	60.6		60.6
Other			0.0
Issuances	0.0
Ending balance	60.6	64.2	60.6
Series I
Disclosure of classes of share capital [line items]
Beginning balance	251.6		251.6
Other			0.0
Issuances	0.0
Ending balance	251.6	261.6	251.6
Series J
Disclosure of classes of share capital [line items]
Beginning balance	36.9		36.9
Other			0.0
Issuances	0.0
Ending balance	36.9	38.4	36.9
Series K
Disclosure of classes of share capital [line items]
Beginning balance	231.7		231.7
Other			0.0
Issuances	0.0
Ending balance	231.7	237.5	231.7
Series M
Disclosure of classes of share capital [line items]
Beginning balance	179.6		179.0
Other			0.6
Issuances	0.0
Ending balance	179.6	CAD 230.0	179.6
Preferred shares
Disclosure of classes of share capital [line items]
Beginning balance	1,335.5		1,334.9
Other			0.6
Issuances	0.0
Ending balance	$ 1,335.5		$ 1,335.5